PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	¥ 708,140,000		¥ 708,140,000		$ 102,671
Less: accumulated depreciation	(369,755,000)		(369,755,000)		(53,610)
Less: impairment	(338,385,000)		(338,385,000)		(49,061)
Impairment of property, plant and equipment	0		114,000	¥ 9,356,000,000
Depreciation expenses	0	$ 0	0	¥ 920,000,000
Optical fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	13,100,000		13,100,000		1,899
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	663,768,000		663,768,000		96,237
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	5,073,000		5,073,000		736
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	18,643,000		18,643,000		2,703
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	¥ 7,556,000		¥ 7,556,000		$ 1,096